Northern Lights Fund Trust

Adaptive Allocation Fund

Incorporated herein by reference is the definitive version of the supplement for Adaptive Allocation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on June 17, 2015, (SEC Accession No. 0001580642-15-002707).